Leases	6 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

7. LEASES

The Group’s lease payments for office space leases include fixed rental payments and do not consist of any variable lease payments that depend on an index or a rate. As of June 30, 2022 and December 31, 2022, there was no leases that have not yet commenced.

The following represents the aggregate ROU assets and related lease liabilities as of June 30, 2022 and December 31, 2022:

	June 30, 2022	December 31, 2022
	RMB	RMB	US$
Right-of-use assets	34,382	24,556	3,560
Lease liabilities, current	11,889	8,857	1,284
Lease liabilities, non-current	23,259	17,587	2,550
Total operating lease liabilities	35,148	26,444	3,834

The weighted average lease term and weighted average discount rate as of June 30, 2022 and December 31, 2022 were as follows:

	June 30, 2022	December 31, 2022
Weighted average lease term:
Operating leases	3.31 years	3.09 years
Weighted average discount rate:
Operating leases	4.75%	4.75%

The components of lease expenses for the six months ended December 31, 2021 and 2022 were as follows:

	Six months ended December 31,
	2021	2022
	RMB	RMB	US$

Operating lease expenses	8,564	5,180	751
Short-term lease expenses	4,474	1,551	225
Total	13,038	6,731	976

Supplemental cash flow information related to leases for the six months ended December 31, 2022 were as follows:

	Six months ended December 31,
	2021	2022
	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease	7,878	4,121	597
Supplement noncash information
New operating lease liabilities arose from obtaining right-of-use assets	25,362	2,975	431
Change on lease liabilities arose from modification on lease terms	-	(62)	(9)
Change on lease liabilities arose from early termination of operating leases	(9,848)	(8,248)	(1,196)

Maturities of lease liabilities as of December 31, 2022:

	As of December 31, 2022
	RMB	US$
Year ending June 30:
2023	5,396	782
2024	8,332	1,208
2025	6,676	968
2026	6,530	947
Thereafter	1,751	254
Total remaining undiscounted lease payments	28,685	4,159
Less: Interest	2,241	325
Total present value of lease liabilities	26,444	3,834
Less: Current operating lease liabilities	8,857	1,284
Non-current operating lease liabilities	17,587	2,550